Patents, and Trademark Rights, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patent and Trademark Rights

Patent and trademark rights consist of the following (in thousands):

	September 30, 2024			December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Patents	$3,315	$(887)	$2,428	$2,947	$(750)	$2,197
Trademarks	232	(128)	104	229	(113)	116
Net amortizable patents and trademarks rights	$3,547	$(1,015)	$2,532	$3,176	$(863)	$2,313

Patent and trademark rights consist of the following (in thousands):

	December 31, 2023			December 31, 2022
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Patents	$2,947	$(750)	$2,197	$2,389	$(595)	$1,794
Trademarks	229	(113)	116	216	(69)	147
Net amortizable patents and trademarks rights	$3,176	$(863)	$2,313	$2,605	$(664)	$1,941

Schedule of Changes in Patents, Trademark Rights	Patent and trademark rights acquisitions, abandonments and amortization:
December 31, 2023	$2,313
Acquisitions	419
Abandonments and expirations	(46)
Amortization	(154)
September 30, 2024	$2,532

(in thousands)
December 31, 2022	$1,941
Acquisitions	585
Abandonments	(14)
Amortization	(199)
December 31, 2023	$2,313

Schedule of Amortization of Patents and Trademarks

Amortization of patents and trademarks for each of the next five years and thereafter is as follows (in thousands):

Year Ending December 31,
2024	$72
2025	268
2026	265
2027	239
2028	219
Thereafter	1,469
Total	$2,532

Amortization of patents and trademarks for each of the next five years is as follows (in thousands):

Year Ending December 31,
2024	$241
2025	232
2026	230
2027	208
2028	189
Thereafter	1,213
Total	$2,313